Employees and Personnel Costs - Social Security Costs and Pension Costs (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employees and Personnel Costs
Pension costs	kr 1,876	kr 1,644	kr 1,429
Social Security Costs and Pension Costs	16,604	6,131	4,971
Parent Company
Employees and Personnel Costs
Social security costs	12,330	3,008	2,843
Parent Company | Board and executive management
Employees and Personnel Costs
Pension costs	1,748	1,644	1,429
Parent Company | Other employees
Employees and Personnel Costs
Pension costs	1,666	1,180	kr 699
Subsidiaries
Employees and Personnel Costs
Social security costs	225	kr 299
Subsidiaries | Board and executive management
Employees and Personnel Costs
Pension costs	129
Subsidiaries | Other employees
Employees and Personnel Costs
Pension costs	kr 506